EQUITY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Equity [Abstract]
SCHEDULE OF CUMULATIVE OPTION ACTIVITY

A summary of cumulative option activity under the 2023 Plan is as follows:

	Options outstanding
	Number of shares	Weighted average exercise price per share	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding – September 30, 2023	4,007,000	$2.23	2.54	$2,004
Options granted	125,000	3.00	2.96	152
Outstanding – March 31, 2024	4,132,000	$2.23	2.54	$2,156
Vested during the period	125,000	$3.00	2.96	$152
Vested at end of period	-	$-	-	$-
Exercisable at the end of period	4,132,000	$2.26	2.07	$2,156

A summary of cumulative option activity under the 2023 Plan is as follows:

	Options outstanding
		Weighted average	Weighted average	Aggregate
	Number of	exercise price	contractual term	intrinsic value
	shares	per share	(in years)	(in thousands)

Outstanding – September 30, 2022	—	$—	—	$—
Options granted	2,050,000	1.50	3.00	1,025
Options granted	1,650,000	3.00	3.00	825
Options granted	307,000	3.00	3.00	154
Outstanding – September 30, 2023	4,007,000	$2.23	2.54	$2,004
Vested during the year	4,007,000	$2.23	3.00	$2,004
Vested at end of year	4,007,000	$2.23	2.54	$2,004
Exercisable at the end of the year	4,007,000	$2.23	2.54	$2,004